CONSTRUCTION IN PROGRESS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
CONSTRUCTION IN PROGRESS

NOTE 8 – CONSTRUCTION IN PROGRESS

SFAS No. 34 “Capitalization of Interest” establishes the standards for capitalizing interest cost as part of the historical cost of acquiring certain assets. To qualify for interest capitalization, assets must require a period of time to get them ready for their intended use. Example is an asset that an enterprise constructs for its own use or lease that is constructed as a discrete project, such as real estate projects. Interest capitalization is required for those assets if its effect compared with the effect of expensing interest is material. The interest cost eligible for capitalization shall be the interest cost recognized on borrowings and other obligations.

Construction in progress represents the costs incurred by Philand Corporation, a subsidiary of the Company for real estate development amounting to $1,308,832 as of March 31, 2012. The costs included interest capitalized of $611,600.